INVESTMENT IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENT IN ASSOCIATES AND JOINT VENTURES
The following table provides information about our partnership’s investments in associates and joint ventures as of December 31, 2024 and December 31, 2023.

	Effective Ownership Interest (%) as of
Defined Name	December 31, 2024	December 31, 2023
Utilities
Brazilian electricity transmission operation	15%	15%
Mexican regulated natural gas transmission business	11%	11%
Mexican regulated natural gas transmission business	13%	13%
Australian smart meter business	13%	13%
Transport
Brazilian toll road business	45%	45%
Brazilian rail and port logistics business	21%	11%
Australian container terminal operation	13%	13%
Australian export terminal operation	49%	49%
U.S. LNG export terminal	6%	6%
Midstream
U.S. gas pipeline	25%	25%
Data
French telecom operation	21%	21%
Latin American data center operation	12%	12%
Indian data center business	8%	13%
Australian data distribution business	12%	12%
U.S. semiconductor manufacturing facility	13%	13%
European telecom tower operation	6%	6%
North American hyperscale data center platform	15%	15%
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2024	2023
Balance at beginning of year	$5,402	$5,325
Share of earnings for the year	439	459
Foreign currency translation and other	(542)	172
Share of other comprehensive income	361	(92)
Distributions(2),(6)	(283)	(782)
Disposition of interest(3),(4),(5),(7),(10),(11)	(55)	(778)
Acquisitions(1),(8),(9)	350	1,098
Balance at end of year(12)	$5,672	$5,402

(1)On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
(2)On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(3)On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
(4)On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 7. Acquisition of Businesses, for further details.
(5)On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million , decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
(6)On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(7)On August 31, 2023, Brookfield Infrastructure sold its interest in AusNet Services Ltd., an Australian regulated utility operation, for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure realized a gain on sale of approximately $30 million in the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(8)On October 3, 2023, Brookfield Infrastructure acquired an approximate 15% interest in a North American hyperscale data center platform, for total consideration of approximately $0.4 billion.
(9)On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
(10)On December 23, 2024, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A, a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Chimarrão to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Chimarrão effective December 23, 2024. Refer to Note 7. Acquisition of Businesses, for further details.
(11)On December 30, 2024, our French telecom infrastructure business completed the sale of its fiber platform for net proceeds to the partnership of approximately $100 million. Earnings from Investments in Associates and Joint Ventures in the Consolidated Statement of Operating Results includes a realized gain on sale of approximately $50 million.
(12)The closing balance includes a shareholder loan of $250 million from our U.S. gas pipeline (2023: $250 million).
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2024
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities(1)	11-15%	$4,060	$3,408	$7,468	$2,706	$2,246	$4,952	$2,516	$2,204	$312
Transport	6-49%	1,563	21,980	23,543	1,301	12,304	13,605	9,938	7,776	2,162
Midstream(2)	25%	195	6,257	6,452	259	4,080	4,339	2,113	1,406	707
Data	6-21%	4,131	58,265	62,396	4,911	31,552	36,463	25,933	23,607	2,326
Corporate	25-40%	4	647	651	—	—	—	651	486	165
Total		$9,953	$90,557	$100,510	$9,177	$50,182	$59,359	$41,151	$35,479	$5,672

(1)During the second half of 2024, Brookfield Infrastructure agreed to the sale of its Mexican regulated gas transmission pipelines. As at December 31, 2024, the assets and liabilities of our Mexican regulated natural gas transmission pipelines are classified as Held for Sale.
(2)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.

		As at December 31, 2023
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-15%	$722	$8,766	$9,488	$466	$5,370	$5,836	$3,652	$3,250	$402
Transport	6-49%	1,914	23,583	25,497	2,234	13,214	15,448	10,049	8,084	1,965
Midstream(1)	25%	226	6,143	6,369	190	4,058	4,248	2,121	1,410	711
Data	6-21%	1,493	53,513	55,006	3,003	27,229	30,232	24,774	22,467	2,307
Corporate	25-40%	5	107	112	—	—	—	112	95	17
Total		$4,360	$92,112	$96,472	$5,893	$49,871	$55,764	$40,708	$35,306	$5,402

.
(1)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2024, 2023, and 2022:

	Year ended December 31, 2024
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$1,218	$155	$(285)	$(130)	$20
Transport	12,530	2,831	(964)	1,867	226
Midstream	902	198	66	264	62
Data	3,208	812	(1,327)	(515)	112
Corporate	—	68	752	820	19
Total	$17,858	$4,064	$(1,758)	$2,306	$439

	Year ended December 31, 2023
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,002	$354	$(178)	$176	$6
Transport	15,210	4,248	312	4,560	233
Midstream	924	315	188	503	105
Data	3,320	749	785	1,534	218
Corporate	—	(316)	(245)	(561)	(103)
Total	$21,456	$5,350	$862	$6,212	$459

	Year ended December 31, 2022
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,287	$249	$52	$301	$28
Transport	16,994	1,151	388	1,539	(85)
Midstream	918	220	67	287	97
Data	2,385	315	769	1,084	28
Corporate	—	(86)	619	533	(56)
Total	$22,584	$1,849	$1,895	$3,744	$12
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2024, 2023, and 2022:

	Year ended December 31, 2024
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$489	$(363)	$(109)	$17	$13	$4
Transport	2,960	(1,020)	(1,917)	23	40	(17)
Midstream	435	(267)	(188)	(20)	(15)	(5)
Data	947	(2,473)	2,028	502	408	94
Corporate	(83)	92	(9)	—	—	—
Total	$4,748	$(4,031)	$(195)	$522	$446	$76

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$752	$(855)	$47	$(56)	$(46)	$(10)
Transport	3,763	(1,306)	(2,426)	31	(33)	64
Midstream	475	(202)	(263)	10	5	5
Data	1,082	(1,647)	746	181	175	6
Corporate	(130)	44	86	—	—	—
Total	$5,942	$(3,966)	$(1,810)	$166	$101	$65

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$620	$50	$(833)	$(163)	$(152)	$(11)
Transport	3,319	(1,294)	(3,081)	(1,056)	(1,012)	(44)
Midstream	423	(147)	(281)	(5)	(4)	(1)
Data	1,164	(1,020)	174	318	277	41
Corporate	(51)	379	(328)	—	—	—
Total	$5,475	$(2,032)	$(4,349)	$(906)	$(891)	$(15)